Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive (loss)/income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2019 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

(b)Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics and Navios Containers (for the period consolidated from November 30, 2018 to August 30, 2019), which are 63.8% owned and 3.7% owned by Navios Holdings, respectively.

Discontinued Operations: Discontinued operations comprise the operations of a disposed component of an entity or a group of components of an entity if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company determined that the disposal of Navios Containers’ general partnership interest effected on August 30, 2019, referred to in Note 3, which resulted in loss of control and deconsolidation of Navios Containers from that date onwards, represented a strategic shift in Company’s business due to the fact that the Containers Business represented a reportable segment of the Company and has, therefore, recorded the results of its Containers Business operations as discontinued operations in the consolidated statements of comprehensive (loss)/income for the three and six month periods ended June 30, 2019.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2020 was 18.5%); (ii) Navios Acquisition and its subsidiaries (economic interest as of June 30, 2020 was 30.5%); (iii) Navios Europe I and its subsidiaries (economic interest through liquidation in December 2019 was 47.5%); (iv) Navios Europe II and its subsidiaries (economic interest through liquidation in June 2020 was 47.5%); and (v) Navios Containers and its subsidiaries (economic interest as of November 30, 2018, date of obtaining control, and from August 30, 2019, date of loss of control and as of June 30, 2020 was 3.7%).

(c)Revenue Recognition:

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the three and six month periods ended June 30, 2020 and 2019:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$14,496	$17,289
Time chartering revenue	$35,680	$16,286	$51,966
Port terminal revenue	$—	$21,636	$21,636
Storage fees (dry port) revenue	$—	$19	$19
Dockage revenue	$—	$1,476	$1,476
Sale of products revenue	$—	$3,409	$3,409
Liquid port terminal revenue	$—	$1,271	$1,271
Other	$(171)	$232	$61
Total	$38,302	$58,825	$97,127

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Total for the Three Month Period Ended June 30, 2019
COA/Voyage revenue	$—	$15,364	$15,364
Time chartering revenue	$52,856	$20,661	$73,517
Port terminal revenue	$—	$19,683	$19,683
Storage fees (dry port) revenue	$—	$437	$437
Dockage revenue	$—	$1,083	$1,083
Sale of products revenue	$—	$2,097	$2,097
Liquid port terminal revenue	$—	$932	$932
Other	$44	$354	$398
Total	$52,900	$60,611	$113,511

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$25,946	$28,739
Time chartering revenue	$69,705	$35,312	$105,017
Port terminal revenue	$—	$35,828	$35,828
Storage fees (dry port) revenue	$—	$2,842	$2,842
Dockage revenue	$—	$1,909	$1,909
Sale of products revenue	$—	$11,257	$11,257
Liquid port terminal revenue	$—	$2,267	$2,267
Other	$64	$287	$351
Total	$72,562	$115,648	$188,210

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Total for the Six Month Period Ended June 30, 2019
COA/Voyage revenue	$—	$27,793	$27,793
Time chartering revenue	$105,521	$38,615	$144,136
Port terminal revenue	$—	$36,657	$36,657
Storage fees (dry port) revenue	$—	$896	$896
Dockage revenue	$—	$1,603	$1,603
Sale of products revenue	$—	$8,156	$8,156
Liquid port terminal revenue	$—	$2,159	$2,159
Other	$61	$498	$559
Total	$105,582	$116,377	$221,959

Administrative fee revenue from affiliates: Administrative fee revenue from affiliates consisted of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliates (Refer to Note 9). Administrative services included: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues were recognized as the services were provided to affiliates. The general and administrative expenses incurred on behalf of affiliates were determined based on a combination of actual expenses incurred on behalf of the affiliates as well as a reasonable allocation of expenses that are not affiliate specific but incurred on behalf of all affiliates. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by N Shipmanagement Acquisition Corp. and related entities (“NSM” or the “Manager”).

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned.

These amounts are recognized as revenue over the voyage or charter period.

(d) Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company’s unaudited condensed consolidated financial statements as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to specific contract modifications.

In October 2018, FASB issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concerns expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timelier manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. In November 2018, FASB issued ASU 2018-19 “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of Accounting Standards Codification (“ASC”) ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, FASB issued ASU 2019-04 “Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”. In May 2019, FASB issued ASU 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”. The amendments in this update provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments-Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In November 2019, FASB issued ASU 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)”. This update has been issued to apply changes in the effective dates for: (i) ASU 2016-13; (ii) ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (Hedging); and (iii) ASU 2016-02. This update also amends the mandatory effective date for the elimination of Step 2 from the goodwill impairment test (ASU 2017-04). In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company has assessed all the expected credit losses of its financial assets and the adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Pending Adoption

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which modifies ASC 740 to simplify the accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. The amendments in ASU 2019-12 are effective for public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In August 2018, FASB issued ASU 2018-14, “Compensation-Retirement Benefits-Defined Benefit Plans (Topic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans”. This update modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for public business entities that are SEC filers beginning in the first quarter of fiscal year 2021, and earlier adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.